TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (4,988)	$ (64,360)	$ (32,826)
Foreign	884	2,640	2,691
Pre-tax income (loss)	$ (4,104)	$ (61,720)	$ (30,135)